Company Information - Capital increase of 14.7 million (Details) € / shares in Units, € in Thousands, $ in Millions			1 Months Ended		12 Months Ended
		Feb. 07, 2020 EUR (€) € / shares shares	Jul. 31, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares | €	[1]				€ 8,827	€ 25,475	€ 101,782
Par value per share | € / shares					€ 0.01
Issue of ordinary shares			$ 107.7		€ 9,366	€ 25,426	€ 109,099
BVF Partners L.P., Novo A/S, New Enterprise Associates 17, L.P. and Sofinnova Partners
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares | €				€ 14,700
Number of new shares issued | shares		3,778,338
Price per share | € / shares		€ 3.97
Par value per share | € / shares		0.01
Issue premium per share | € / shares		€ 3.96
Gross proceeds from issuance of shares | €		€ 14,700
Issue of ordinary shares | €		€ 15,000

[1]	Including subscriptions to BSA share warrants for €539 thousand, €49 thousand, and €13 thousand for the period ended December 31, 2022, December 31, 2021, and December 31, 2020 respectively.